Condensed Consolidated Statements of Operations (Parenthetical) - USD ($)		3 Months Ended		9 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Claims recovery service income	[1]		$ 5,748,000	$ 498,000	$ 17,795,000
Interest expense	[2]	$ 88,279,000	46,180,000	204,287,000	80,947,000
General and Administrative Expense [Member] | Related Party [Member]
Related party expenses		0	200,000	0	400,000
VRM [Member]
Claims recovery service income		0	0	0	10,600,000
VRM [Member] | Related Party [Member]
Interest expense		67,800,000	33,100,000	159,200,000	46,500,000
MSP Recovery Law Firm [Member] | Related Party [Member]
Related party expenses		300,000	300,000	300,000	300,000
MSP Recovery Law Firm [Member] | Professional Fees Legal [Member]
Related party expenses		$ 4,600,000	$ 4,600,000	$ 13,500,000	$ 5,000,000

[1]	For the three and nine months ended September 30, 2022, claims recovery service income included $0.0 million and $10.6 million, respectively, of claims recovery service income from VRM MSP. There was no claims recovery service income from VRM MSP for the three and nine months ended September 30, 2023. See Note 13, Related Party Transactions, for further details.
[2]	For three and nine months ended September 30, 2023, interest expense included $67.8 million and $159.2 million, respectively, related to interest expense due to VRM. For the three and nine months ended September 30, 2022, interest expense included $33.1 million and $46.5 million, respectively, related to interest expense due to VRM. See Note 13, Related Party Transactions, for further details.